UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2011 (unaudited)

Tortoise MLP & Pipeline Fund

Description	Shares	Value
COMMON STOCKS - 73.1%
Canadian Crude/Refined Products Pipelines - 0.9%
Pembina Pipeline Corp.	4,350	$113,226
Canadian Natural Gas Pipelines - 1.4%
Keyera Corp.	3,950	184,855
United States Crude/Refined Products Pipelines - 10.4%
Enbridge, Inc.	11,950	395,187
Enbridge Energy Management, LLC	16,701	459,938
Kinder Morgan, Inc.	19,950	515,707
		1,370,832
United States Local Gas Distribution Pipelines - 8.9%
CenterPoint Energy, Inc.	29,450	589,294
NiSource, Inc.	27,650	590,604
		1,179,898
United States Natural Gas Gathering Pipelines - 1.0%
Targa Resources Corp.	4,300	128,312
United States Natural Gas Pipelines - 40.1%
El Paso Corp.	33,650	644,061
EQT Corp.	4,450	266,199
National Fuel Gas Co.	4,250	260,738
ONEOK, Inc.	10,900	772,810
Questar Corp.	33,200	622,168
Southern Union Co.	9,250	387,390
Spectra Energy Corp.	30,050	780,398
TransCanada Corp.	13,650	588,997
Williams Companies, Inc.	35,650	962,194
		5,284,955
United States Other Energy Infrastructure - 10.4%
CMS Energy Corp.	13,350	262,995
Dominion Resources, Inc.	6,650	324,121
NextEra Energy, Inc.	2,300	130,456
Sempra Energy	4,950	259,974
Southern Co.	3,150	130,284
Wisconsin Energy Corp.	8,300	262,612
		1,370,442
Total Common Stocks
(Cost $9,596,780)		9,632,520

MASTER LIMITED PARTNERSHIPS - 22.7%
United States Crude/Refined Products Pipelines - 8.1%
Buckeye Partners, L.P.	4,050	255,069
Holly Energy Partners, L.P.	1,700	86,190
Magellan Midstream Partners, L.P.	6,400	383,808
Oiltanking Partners LP	2,761	66,236
Sunoco Logistics Partners L.P.	2,500	214,375
Tesoro Logistics LP	2,800	65,548
		1,071,226
United States Natural Gas Gathering Pipelines - 4.4%
Chesapeake Midstream Partners LP	5,800	161,646
Crestwood Midstream Partners LP	2,500	63,900
MarkWest Energy Partners LP	1,750	84,088
Targa Resources Partners LP	3,700	126,910
Western Gas Partners LP	3,900	141,648
		578,192
United States Natural Gas Pipelines - 10.2%
Energy Transfer Equity, L.P.	4,950	189,288

Enterprise Products Partners L.P.	8,800	370,920
ONEOK Partners, L.P.	5,850	254,241
Regency Energy Partners LP	7,150	170,742
Williams Partners LP	6,700	363,006
		1,348,197
Total Master Limited Partnerships
(Cost $2,927,919)		2,997,615

SHORT-TERM INVESTMENT - 9.6%
United States Investment Company - 9.6%
Fidelity Institutional Money Market Portfolio, 0.11% ^
(Cost $1,270,538)	1,270,538	1,270,538

Total Investments - 105.4%
(Cost $13,795,237)		13,900,673
Other Assets and Liabilities, Net - (5.4%)		(712,507)
Total Net Assets - 100.0%		$13,188,166

^ Rate indicated is the current yield as of August 31, 2011.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, the fund's investments in securities were classified as follow:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,632,520	$-	$-	$9,632,520
Master Limited Partnerships	2,997,615	-	-	2,997,615
Short-Term Investment	1,270,538	-	-	1,270,538
Total Investments	$13,900,673	$-	$-	$13,900,673

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows:

Tortoise MLP &
Pipeline Fund
Cost of investments	$13,793,461

Gross unrealized appreciation	294,012
Gross unrealized depreciation	(186,800)
Net unrealized appreciation	$107,212

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                            James R. Arnold, President

Date October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date October 31, 2011

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date October 31, 2011